Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000134824
Account Value [Line Items]
Line Graph and Table Measure Name			City National Rochdale Municipal High Income Fund, Class N Shares
Accumulated Value		$ 10,000		$ 10,834	$ 10,851	$ 11,039	$ 11,865	$ 11,885	$ 12,777	$ 10,673	$ 10,720	$ 12,225	$ 12,283
C000134825
Account Value [Line Items]
Line Graph and Table Measure Name			City National Rochdale Municipal High Income Fund, Servicing Class Shares
Accumulated Value		10,000		10,850	10,905	11,111	11,971	12,033	12,968	10,862	10,924	12,489	12,594
C000123069
Account Value [Line Items]
Line Graph and Table Measure Name			City National Rochdale Fixed Income Opportunities Fund, Class N Shares
Accumulated Value		10,000		10,804	11,667	11,794	12,245	12,131	13,361	11,326	12,622	13,924	14,867
C000120110
Account Value [Line Items]
Line Graph and Table Measure Name			City National Rochdale U.S. Core Equity Fund, Institutional Class Shares
Accumulated Value		1,000,000		1,092,491	1,304,466	1,535,462	1,719,901	1,929,679	2,446,129	2,001,466	2,410,443	3,198,400	3,653,273
C000120109
Account Value [Line Items]
Line Graph and Table Measure Name			City National Rochdale U.S. Core Equity Fund, Class N Shares
Accumulated Value		10,000		10,863	12,907	15,117	16,853	18,815	23,854	19,416	23,270	30,724	34,924
C000120111
Account Value [Line Items]
Line Graph and Table Measure Name			City National Rochdale U.S. Core Equity Fund, Servicing Class Shares
Accumulated Value		10,000		10,897	12,983	15,240	17,029	19,056	24,225	19,762	23,750	31,440	35,818
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal Bond Index (USD)
Accumulated Value		10,000		10,558	10,650	10,687	11,601	12,076	12,393	10,968	11,260	12,428	12,601
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal Bond Index (USD)
Accumulated Value		10,000		10,558	10,650	10,687	11,601	12,076	12,393	10,968	11,260	12,428	12,601
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index (USD)
Accumulated Value		10,000		10,883	10,746	10,605	11,411	12,122	12,012	9,558	9,772	10,943	11,207
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Accumulated Value		1,000,000		1,154,304	1,369,113	1,614,326	1,682,998	1,937,956	2,519,439	2,129,630	2,589,999	3,531,504	4,152,966
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Accumulated Value		10,000		10,900	11,033	11,465	12,546	12,858	13,858	11,968	12,347	14,141	14,237
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Accumulated Value		10,000		10,900	11,033	11,465	12,546	12,858	13,858	11,968	12,347	14,141	14,237
Bloomberg Global Aggregate - Corporate Hedged (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Bloomberg Global Aggregate - Corporate Hedged (USD) (TR)
Accumulated Value		10,000		10,859	11,104	11,113	12,413	13,183	13,437	11,197	11,713	13,266	13,857
40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index
Accumulated Value		$ 10,000		$ 10,961	$ 11,427	$ 11,530	$ 12,270	$ 12,625	$ 13,195	$ 11,447	$ 12,594	$ 14,366	$ 14,366

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.